Consolidated Balance Sheets [Parenthetical] (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares outstanding	5,497,106	5,482,585	5,483,773
Treasury shares	40,481	40,481	40,481
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3,750,000	3,750,000	3,750,000
Common stock, shares outstanding	780,958	795,479	795,479